Salaries and social security taxes payable (Details Narrative) $ in Millions	Dec. 31, 2024 ARS ($) Employees	Dec. 31, 2023 ARS ($) Employees
Salaries And Social Security Taxes Payable
Current future payment obligations	$ 377	$ 956
Collective bargaining liabilities	$ 6,231	$ 5,073
Number of employees | Employees	4,642	4,635